Segments - Revenues from contracts with customers (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of products and services [table]
Revenue from contracts with customers	$ 35,342	$ 37,451	$ 17,402	$ 72,793	$ 34,067
Total other revenues	1,045	(1,401)	(23)	(356)	(558)
Revenues	36,387	36,050	17,380	72,437	33,508
Crude oil [member]
Disclosure of products and services [table]
Revenue from contracts with customers	16,397	15,034	9,060	31,431	17,774
Natural gas [Member]
Disclosure of products and services [table]
Revenue from contracts with customers	12,923	15,538	3,443	28,461	6,741
Natural gas [Member] | European [member]
Disclosure of products and services [table]
Revenue from contracts with customers	11,457	14,350	2,908	25,808	5,569
Natural gas [Member] | North America [member]
Disclosure of products and services [table]
Revenue from contracts with customers	766	621	319	1,387	741
Natural gas [Member] | Other including LNG [member]
Disclosure of products and services [table]
Revenue from contracts with customers	699	567	215	1,266	431
Refined products [Member]
Disclosure of products and services [table]
Revenue from contracts with customers	2,531	2,904	2,682	5,435	5,055
Natural gas liquids [Member]
Disclosure of products and services [table]
Revenue from contracts with customers	2,529	2,576	1,672	5,106	3,582
Transportation [Member]
Disclosure of products and services [table]
Revenue from contracts with customers	310	282	205	592	461
Other sales [member]
Disclosure of products and services [table]
Revenue from contracts with customers	$ 651	$ 1,117	$ 341	$ 1,768	$ 454